CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
Iridium Communications Inc.	1,663,300	$74,366,143	*

Media - 0.3%
Klaviyo Inc.	802,521	13,894,897	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		88,261,040

CONSUMER DISCRETIONARY - 7.3%
Auto Components - 2.4%
Fox Factory Holding Corp.	1,155,684	109,397,047	*

Diversified Consumer Services - 0.8%
Chegg Inc.	1,810,602	38,565,823	*

Hotels, Restaurants & Leisure - 1.6%
Dutch Bros Inc., Class A Shares	442,682	16,596,148	*
Sweetgreen Inc., Class A Shares	223,254	3,507,321	*
Wingstop Inc.	402,700	50,812,686

Total Hotels, Restaurants & Leisure		70,916,155

Internet & Direct Marketing Retail - 0.7%
Xometry Inc., Class A Shares	844,400	32,087,200	*

Specialty Retail - 1.8%
National Vision Holdings Inc.	2,805,222	81,744,169	*

TOTAL CONSUMER DISCRETIONARY		332,710,394

CONSUMER STAPLES - 10.3%
Food & Staples Retailing - 9.1%
BJ’s Wholesale Club Holdings Inc.	3,058,906	207,087,936	*(d)
Casey’s General Stores Inc.	472,994	95,852,234
Grocery Outlet Holding Corp.	1,826,400	78,023,808	*
Performance Food Group Co.	662,471	32,931,434	*

Total Food & Staples Retailing		413,895,412

Food Products - 1.2%
Calavo Growers Inc.	523,298	21,088,909
Hain Celestial Group Inc.	1,499,468	34,112,897	*

Total Food Products		55,201,806

TOTAL CONSUMER STAPLES		469,097,218

ENERGY - 2.5%
Energy Equipment & Services - 2.5%
Cactus Inc., Class A Shares	1,685,346	70,093,540
ChampionX Corp.	2,024,874	42,299,618

TOTAL ENERGY		112,393,158

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2022 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 7.6%
Banks - 2.1%
Western Alliance Bancorp	1,218,297	$93,053,525

Capital Markets - 2.8%
Hamilton Lane Inc., Class A Shares	901,331	68,113,583
PJT Partners Inc., Class A Shares	831,691	59,449,273

Total Capital Markets		127,562,856

Insurance - 2.7%
American Equity Investment Life Holding Co.	1,732,177	65,060,568
Trupanion Inc.	924,875	58,294,871	*

Total Insurance		123,355,439

TOTAL FINANCIALS		343,971,820

HEALTH CARE - 25.5%
Biotechnology - 3.6%
Biohaven Pharmaceutical Holding Co. Ltd.	698,787	102,036,878	*
CareDx Inc.	1,395,398	33,196,518	*
Ultragenyx Pharmaceutical Inc.	556,075	29,627,676	*

Total Biotechnology		164,861,072

Health Care Equipment & Supplies - 9.0%
CryoPort Inc.	1,018,560	37,890,432	*
Figs Inc., Class A Shares	613,272	6,482,285	*
Insulet Corp.	167,082	41,402,920	*
Integra LifeSciences Holdings Corp.	1,564,886	86,131,325	*
Omnicell Inc.	563,967	62,104,046	*
Penumbra Inc.	587,458	81,879,896	*
Silk Road Medical Inc.	1,291,313	58,767,655	*
STAAR Surgical Co.	436,100	35,193,270	*

Total Health Care Equipment & Supplies		409,851,829

Health Care Providers & Services - 3.7%
Progyny Inc.	2,125,209	64,882,631	*
Surgery Partners Inc.	2,625,512	103,392,662	*

Total Health Care Providers & Services		168,275,293

Health Care Technology - 1.5%
Certara Inc.	2,703,460	62,152,546	*
Health Catalyst Inc.	549,046	9,191,030	*

Total Health Care Technology		71,343,576

Life Sciences Tools & Services - 6.5%
Azenta Inc.	771,851	52,686,549
ICON PLC	419,015	101,087,369	*
Olink Holding AB, ADR	1,226,189	16,492,242	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - (continued)
Quanterix Corp.	407,835	$6,521,281	*
Syneos Health Inc.	1,488,405	117,792,372	*

Total Life Sciences Tools & Services		294,579,813

Pharmaceuticals - 1.2%
Pacira BioSciences Inc.	946,310	53,523,294	*

TOTAL HEALTH CARE		1,162,434,877

INDUSTRIALS - 18.3%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings Inc.	436,196	19,057,403	*

Air Freight & Logistics - 3.0%
Forward Air Corp.	928,818	97,460,873
GXO Logistics Inc.	810,450	38,901,600	*

Total Air Freight & Logistics		136,362,473

Building Products - 4.8%
Hayward Holdings Inc.	2,209,152	25,780,804	*
Masonite International Corp.	691,790	62,973,644	*
Trex Co. Inc.	2,021,947	130,456,020	*

Total Building Products		219,210,468

Electrical Equipment - 2.7%
Bloom Energy Corp., Class A Shares	3,239,749	65,540,122	*
Shoals Technologies Group Inc., Class A Shares	2,343,518	55,377,331	*

Total Electrical Equipment		120,917,453

Machinery - 5.0%
Albany International Corp., Class A Shares	455,889	41,608,989
Hydrofarm Holdings Group Inc.	744,607	2,405,081	*
RBC Bearings Inc.	586,507	138,415,652	*
Tennant Co.	684,479	45,880,627

Total Machinery		228,310,349

Road & Rail - 1.1%
XPO Logistics Inc.	810,450	48,416,283	*

Trading Companies & Distributors - 1.3%
H&E Equipment Services Inc.	1,653,690	59,119,417

TOTAL INDUSTRIALS		831,393,846

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.9%
Viavi Solutions Inc.	2,843,962	42,090,638	*

Electronic Equipment, Instruments & Components - 0.9%
Brain Corp.	598,883	2,468,937	*(a)(b)(c)

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2022 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
nLight Inc.	860,719	$10,552,415	*
OSI Systems Inc.	316,072	30,554,680	*

Total Electronic Equipment, Instruments & Components		43,576,032

IT Services - 1.5%
Shift4 Payments Inc., Class A Shares	1,327,029	48,343,667	*
Wix.com Ltd.	328,271	19,476,318	*

Total IT Services		67,819,985

Semiconductors & Semiconductor Equipment - 6.0%
Allegro MicroSystems Inc.	2,872,598	71,326,608	*
Lattice Semiconductor Corp.	1,445,952	88,926,048	*
Monolithic Power Systems Inc.	241,339	112,155,060

Total Semiconductors & Semiconductor Equipment		272,407,716

Software - 13.8%
Aspen Technology Inc.	279,310	57,004,378	*
Envestnet Inc.	980,729	57,147,079	*
HubSpot Inc.	35,272	10,863,776	*
Jamf Holding Corp.	1,567,607	38,312,315	*
Model N Inc.	1,943,052	48,809,466	*(e)
Momentive Global Inc.	2,729,234	23,607,874	*
New Relic Inc.	786,244	47,701,424	*
PagerDuty Inc.	3,000,338	77,798,764	*
Paycor HCM Inc.	2,388,084	63,737,962	*
Qualys Inc.	290,278	35,506,805	*
SEMrush Holdings Inc., Class A Shares	1,294,407	15,739,989	*
Smartsheet Inc., Class A Shares	589,304	17,714,478	*
Sprout Social Inc., Class A Shares	977,063	50,904,982	*
Varonis Systems Inc.	2,482,415	63,127,814	*
Viant Technology Inc., Class A Shares	940,978	4,676,661	*(e)
Zeta Global Holdings Corp., Class A Shares	2,463,686	13,180,720	*

Total Software		625,834,487

TOTAL INFORMATION TECHNOLOGY		1,051,728,858

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.	423,163	57,448,609

TOTAL COMMON STOCKS (Cost - $3,153,191,487)		4,449,439,820

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—	2,075,035	$4,388,512	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	763,273	*(a)(b)(c)

TOTAL HEALTH CARE			5,151,785

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	1,923,387	7,929,298	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $18,797,220)			13,081,083

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,171,988,707)			4,462,520,903

SHORT-TERM INVESTMENTS - 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	69,842,117	69,842,117
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	17,460,529	17,460,529	(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $87,302,646)			87,302,646

TOTAL INVESTMENTS - 100.0% (Cost - $3,259,291,353)			4,549,823,549
Liabilities in Excess of Other Assets - (0.0)%††			(1,162,049)

TOTAL NET ASSETS - 100.0%			$4,548,661,500

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	All or a portion of this security is pledged as collateral for written options.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $70,946,656 and the cost was $119,025,424 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2022 Quarterly Report	5

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

At July 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
BJ’s Wholesale Club Holdings Inc., Call (Premiums received - $1,291,983)	8/19/22	$70.00	5,793	$39,218,610	$(1,332,390)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Growth Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$74,366,143	—	$13,894,897	$88,261,040
Information Technology	1,049,259,921	—	2,468,937	1,051,728,858
Other Common Stocks	3,309,449,922	—	—	3,309,449,922
Preferred Stocks:
Health Care	—	—	5,151,785	5,151,785
Information Technology	—	—	7,929,298	7,929,298

Total Long-Term Investments	4,433,075,986	—	29,444,917	4,462,520,903

Short-Term Investments†	87,302,646	—	—	87,302,646

Total Investments	$4,520,378,632	—	$29,444,917	$4,549,823,549

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,332,390	—	—	$1,332,390

†	See Schedule of Investments for additional detailed categorizations.

9

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2022. The following transactions were effected in such companies for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Model N Inc.	$65,276,171	—	—	$2,269,053	71,023	$(165,017)	—	$(14,197,652)	$48,809,466
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$39,211,240	$115,209,585	115,209,585	$136,960,296	136,960,296	—	$50,320	—	17,460,529
Viant Technology Inc., Class A Shares*	11,460,633	—	—	859,875	34,395	(533,140)	—	(5,924,097)	4,676,661

	$115,948,044	$115,209,585		$140,089,224		$(698,157)	$50,320	$(20,121,749)	$70,946,656

*	This security was not an affiliated company at October 31, 2021.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	03/21	$2,617,119	$2,468,937	$4.12	0.05%
Brain Corp., Preferred Shares	1,923,387	04/20, 11/20	10,146,825	7,929,298	4.12	0.17
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	4,388,512	2.11	0.10
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	05/21	2,923,298	763,273	2.11	0.02
Klaviyo Inc., Common Shares	802,521	05/21	26,789,306	13,894,897	17.31	0.31

			$48,203,645	$29,444,917		0.65%

10